CONCENTRATIONS OF RISK (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES

For the six months ended August 31, 2025 and 2024, the vendor who accounted for approximately 11.5% and 19.6% or more of the Company’s purchases and its outstanding payable balances as at year end date, respectively, is presented as follows:

	Six Months Ended August 31,
	2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000

Vendor A	11.5	311	19.6	220

For the financial years ended February 28, 2025 and February 29, 2024, the table below presents the Company’s top vendors by total purchases, together with their corresponding outstanding accounts payable balances as at the respective year-end dates:

	2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000

Vendor A	15.9	67	25.4	103
Vendor B	14.2	57	16.1	109